Other Non-current Assets - Summary of Stock Prices of Quoted Equity Investments Classified as Available-for-sale Financial Assets (Detail) - Sensitivity To Ten Percent Decline In Stock Prices Of Quoted Equity Investments Classified As AFS [Member]
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of Other Available-for-Sale Financial Assets [Line items]
Other comprehensive income before tax	€ (156)
Income before tax	(1)
Total	€ (157)